Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of operating leases generating future minimum rental payments
2012	$ 156,003
2013	143,793
2014	116,945
2015	100,823
2016	88,107
Thereafter	257,640
Total	$ 863,311
Percentage of square feet under leases expiring current	18.00%
Percentage of square feet under leases expiring year two	17.00%
Percentage of square feet under leases expiring year three	14.00%
Percentage of square feet under leases expiring year four	12.00%
Percentage of Square feet under Leases expiring Year five	10.00%
Percentage of square feet under leases expiring Thereafter	29.00%
Percentage of Square Feet under Leases expiring	100.00%